CONDENSED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (USD $) In Thousands, except Share data	Total	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Share Capital to be Issued [Member]	Additional Paid-in Capital [Member]	Charges in Excess of Capital [Member]	Accumulated Deficit [Member]	Stock Subscription Receivable [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Parent [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2009	$ 94,146	$ 218,532	$ 1	$ 0	$ 9,174	$ 0	$ (131,160)	$ (341)	$ (5,880)	$ 90,326	$ 3,820
Balance (in shares) at Dec. 31, 2009		27,566,815	2,503
Balance (in shares) at Dec. 31, 2009				0
Net loss attributable to MDC Partners	(15,440)	0	0	0	0	0	(15,440)	0	0	(15,440)	0
Other Comprehensive income (loss)	1,736	0	0	0	0	0	0	0	1,732	1,732	4
Stock Appreciation Rights Exercised	0	239	0	0	(239)	0	0	0	0	0	0
Stock Appreciation Rights Exercised (in shares)		101,107	0	0
Shares acquired and cancelled	(3,480)	(3,480)	0	0	0	0	0	0	0	(3,480)	0
Shares acquired and cancelled (in shares)		(282,954)	0	0
Issuance of restricted stock	0	11,401	0	0	(11,401)	0	0	0	0	0	0
Issuance of restricted stock (in shares)		1,367,271	0	0
Options Exercised	60	60	0	0	0	0	0	0	0	60	0
Options Exercised (in shares)		6,495	0	0
Stock Subscription Receipts	206	0	0	0	0	0	0	206	0	206	0
Stock-based compensation	14,954	0	0	0	14,954	0	0	0	0	14,954	0
Changes in redemption value of redeemable noncontrolling interests	(11,500)	0	0	0	(11,500)	0	0	0	0	(11,500)	0
Decrease in redeemable noncontrolling interests from acquisition	(7,761)	0	0	0	(7,761)	0	0	0	0	(7,761)	0
(Increase) Decrease in reedemable noncontrolling interest from issuance of equity interest	158	0	0	0	158	0	0	0	0	158	0
Increase in noncontrolling interests from business combinations	118	0	0	0	0	0	0	0	0	0	118
Decrease in noncontrolling interests from business combinations	(127)	0	0	0	0	0	0	0	0	0	(127)
Increase in noncontrolling interests from acquisition	28,990	0	0	0	0	0	0	0	0	0	28,990
Dividends paid and to be paid	(10,194)	0	0	0	(10,194)	0	0	0	0	(10,194)	0
Transfer to charges in excess of capital	0	0	0	0	16,809	(16,809)	0	0	0	0	0
Balance at Dec. 31, 2010	91,866	226,752	1	0	0	(16,809)	(146,600)	(135)	(4,148)	59,061	32,805
Balance (in shares) at Dec. 31, 2010		28,758,734	2,503
Balance (in shares) at Dec. 31, 2010				0
Net loss attributable to MDC Partners	(84,674)	0	0	0	0	0	(84,674)	0	0	(84,674)	0
Other Comprehensive income (loss)	(504)	0	0	0	0	0	0	0	(510)	(510)	6
Stock Appreciation Rights Exercised	0	211	0	0	(211)	0	0	0	0	0	0
Stock Appreciation Rights Exercised (in shares)		130,932	0	0
Shares acquired and cancelled	(4,121)	(4,121)	0	0	0	0	0	0	0	(4,121)	0
Shares acquired and cancelled (in shares)		(230,262)	0	0
Issuance of restricted stock	0	4,257	0	0	(4,257)	0	0	0	0	0	0
Issuance of restricted stock (in shares)		504,919	0	0
Options Exercised	1,086	1,109	0	0	(23)	0	0	0	0	1,086	0
Options Exercised (in shares)		113,085	0	0
Stock Subscription Receipts	80	0	0	0	0	0	0	80	0	80	0
Shares to be issued as deferred acquistion consideration	424	0	0	424	0	0	0	0	0	424	0
Shares to be issued as deferred acquistion consideration (in shares)		0	0	28,000
Stock-based compensation	22,709	0	0	0	22,709	0	0	0	0	22,709	0
Changes in redemption value of redeemable noncontrolling interests	(24,532)	0	0	0	(24,532)	0	0	0	0	(24,532)	0
Decrease in redeemable noncontrolling interests from acquisition	(6,328)	0	0	0	(6,328)	0	0	0	0	(6,328)	0
(Increase) Decrease in reedemable noncontrolling interest from issuance of equity interest	(1,147)	0	0	0	(1,147)	0	0	0	0	(1,147)	0
Acquisition purchase price adjustments	7,007	0	0	0	7,007	0	0	0	0	7,007	0
Decrease in noncontrolling interests from business combinations	(2)	0	0	0	0	0	0	0	0	0	(2)
Increase in noncontrolling interests from acquisition	6,706	0	0	0	0	0	0	0	0	0	6,706
Dividends paid and to be paid	(21,511)	0	0	0	(21,511)	0	0	0	0	(21,511)	0
Transfer to charges in excess of capital	0	0	0	0	28,293	(28,293)	0	0	0	0	0
Balance at Dec. 31, 2011	(12,941)	228,208	1	424	0	(45,102)	(231,274)	(55)	(4,658)	(52,456)	39,515
Balance (in shares) at Dec. 31, 2011		29,277,408	2,503
Balance (in shares) at Dec. 31, 2011				28,000
Net loss attributable to MDC Partners	(85,439)	0	0	0	0	0	(85,439)	0	0	(85,439)	0
Other Comprehensive income (loss)	(2,781)	0	0	0	0	0	0	0	(2,787)	(2,787)	6
Stock Appreciation Rights Exercised	0	100	0	0	(100)	0	0	0	0	0	0
Stock Appreciation Rights Exercised (in shares)		26,426	0	0
Shares acquired and cancelled	(3,327)	(3,327)	0	0	0	0	0	0	0	(3,327)	0
Shares acquired and cancelled (in shares)		(244,253)	0	0
Issuance of restricted stock	0	28,860	0	0	(28,860)	0	0	0	0	0	0
Issuance of restricted stock (in shares)		2,011,434	0	0
Options Exercised	28	28	0	0	0	0	0	0	0	28	0
Options Exercised (in shares)		3,153	0	0
Stock-based compensation	28,060	0	0	0	28,060	0	0	0	0	28,060	0
Changes in redemption value of redeemable noncontrolling interests	(22,912)	0	0	0	(22,912)	0	0	0	0	(22,912)	0
Decrease in redeemable noncontrolling interests from acquisition	743	0	0	0	743	0	0	0	0	743	0
Increase in noncontrolling interests from business combinations	887	0	0	0	767	0	0	0	0	767	120
Decrease in noncontrolling interests from business combinations	(3,690)	0	0	0	12,410	0	0	0	0	12,410	(16,100)
Increase in noncontrolling interests from acquisition	34,481	0	0	0	0	0	0	0	0	0	34,481
Dividends paid and to be paid	(17,919)	0	0	0	(17,919)	0	0	0	0	(17,919)	0
Transfer to charges in excess of capital	0	0	0	0	27,811	(27,811)	0	0	0	0	0
Balance at Dec. 31, 2012	$ (84,810)	$ 253,869	$ 1	$ 424	$ 0	$ (72,913)	$ (316,713)	$ (55)	$ (7,445)	$ (142,832)	$ 58,022
Balance (in shares) at Dec. 31, 2012		31,074,168	2,503
Balance (in shares) at Dec. 31, 2012				28,000